PROFUNDS VP

Supplement dated September 1, 2006

to the ProFunds VP Prospectus dated May 1, 2006 (“Prospectus”)

This supplement to the Prospectus should be read in conjunction with the Prospectus and the separate account’s prospectus describing the variable insurance contract in which you invest. Please read both such prospectuses and retain them for future reference.

Defined terms used in this Supplement, but not defined herein, are used as they are defined in the Prospectus.

The following information supplements and amends the Prospectus, as indicated:

Effective September 1, 2006, the ProFund VP UltraShort Dow 30 and the ProFund VP UltraShort OTC (each a “Fund” and together the “Funds”), both of which are Inverse ProFunds VP, are hereby added to and made a part of the Prospectus. The Funds are expected to commence operations after September 1, 2006.

ProFunds VP Overview

The objectives of the ProFund VP UltraShort Dow 30 and the ProFund VP UltraShort OTC are to provide daily investment results, before fees and expenses, that double (200%) the inverse (opposite) of the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index
UltraShort Dow 30	Dow Jones Industrial Average	200% of the Inverse	Diverse, widely traded, large capitalization

UltraShort OTC	NASDAQ-100 Index	200% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

Under normal circumstances, ProFund VP UltraShort Dow 30 and ProFund VP UltraShort OTC seek to achieve their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily return characteristics as their benchmarks. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The Funds will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Inverse ProFunds VP

ProFund VP UltraShort Dow 30

Investment Objective

ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (“DJIA”).

If ProFund VP UltraShort Dow 30 is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy

ProFund VP UltraShort Dow 30 takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the DJIA. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the DJIA. ProFund VP UltraShort Dow 30 will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraShort Dow 30 are active investor risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP UltraShort Dow 30’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7 of the Prospectus.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraShort Dow 30. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses*

(as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.65%

Total Annual Fund Operating Expenses	1.65%

Fee Waivers/Reimbursements**	-0.02%
Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” in the Prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP for certain management (non-advisory) services, including client support and other administrative services. Effective May 1, 2006, until further notice, but at least until December 31, 2006, ProFund Advisors will voluntarily waive a portion of such fee so that it will receive annual fees equal to 0.10% of the average daily net assets of each ProFund VP. Amounts voluntarily waived are not subject to recoupment in subsequent fiscal years. This voluntary waiver is not reflected in “Other Expenses”.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% for the period May 1, 2006 through December 31, 2006. After such date, the expense limitation may be terminated or revised. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraShort Dow 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP UltraShort Dow 30	$166	$518

ProFund VP UltraShort OTC

Investment Objective

ProFund VP UltraShort OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If ProFund VP UltraShort OTC is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day. “OTC” in the name of ProFund VP UltraShort OTC refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

Principal Investment Strategy

ProFund VP UltraShort OTC takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. ProFund VP UltraShort OTC will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraShort OTC are active investor risk, market risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on ProFund VP UltraShort OTC’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7 of the Prospectus.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraShort OTC. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses*

(as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.65%

Total Annual Fund Operating Expenses	1.65%
Fee Waivers/Reimbursements**	-0.02%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” in the Prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP for certain management (non-advisory) services, including client support and other administrative services. Effective May 1, 2006, until further notice, but at least until December 31, 2006, ProFund Advisors will voluntarily waive a portion of such fee so that it will receive annual fees equal to 0.10% of the average daily net assets of each ProFund VP. Amounts voluntarily waived are not subject to recoupment in subsequent fiscal years. This voluntary waiver is not reflected in “Other Expenses”.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% for the period May 1, 2006 through December 31, 2006. After such date, the expense limitation may be terminated or revised. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraShort OTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP UltraShort OTC	$166	$518

ProFunds VP Management

The following table summarizes the service and experience of the members of the investment team with the most significant joint responsibility for the day-to-day management of the Funds:

Name and Title	Length of Service to Team	Business Experience During Last 5 Years
Elisa Petit – Team Leader, Portfolio Manager	Since the Funds commenced operations	ProFund Advisors – Team Leader since April 2002, Portfolio Manager since March 2000.

Howard Rubin, CFA – Senior Portfolio Manager	Since the Funds commenced operations	ProFund Advisors – Senior Portfolio Manager since November 2004, except for the period from May 13, 2005 to July 17, 2005, during which time he was self-employed. Portfolio Manager April 2000 to November 2004.

Erik Benke, CFA – Associate Portfolio Manager	Since the Funds commenced operations	ProFund Advisors – Associate Portfolio Manager since January 2005. AIM Investments – Trader, October 2001 to January 2005. Goldman Sachs’ Hull Group LLC – Associate, August 1999 to July 2001.

Adam Croll – Associate Portfolio Manager	Since the Funds commenced operations	ProFund Advisors – Associate Portfolio Manager since July 2005 SOL Capital Management – Analyst/Trader May 2001 to July 2005.

No financial history information is presented for ProFund VP UltraShort Dow 30 and ProFund UltraShort OTC as these ProFunds VP were not open for investment as of December 31, 2005.

Please keep this information with your Prospectus for future reference.

SUPP0906

PROFUNDS VP

Supplement dated September 1, 2006

to the ProFunds VP Statement of Additional Information dated May 1, 2006 (“SAI”)

This supplement to the SAI should be read in conjunction with SAI, the Prospectus to which the SAI relates and the separate account’s prospectus and statement of additional information describing the variable insurance contract in which you invest. Please read each such document and retain them for future reference.

The following information supplements and amends the SAI, as indicated:

Effective September 1, 2006, the ProFund VP UltraShort Dow 30 and the ProFund VP UltraShort OTC, both of which are Inverse ProFunds VP, are hereby added to and made a part of the SAI. The Funds are expected to commence operations after September 1, 2006.

ProFund VP UltraShort Dow 30 and ProFund VP UltraShort OTC are hereby added to the enumerated list of funds under “SPECIAL CONSIDERATIONS - LEVERAGE” on page 27 of the SAI.

Please keep this supplement with your SAI for future reference.

SUPP0906